Preferred and Common Stock (Details) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Oct. 11, 2019	Jun. 30, 2021 USD ($) Vote director $ / shares shares	Dec. 31, 2020 USD ($) director Vote $ / shares shares	Mar. 31, 2021 shares	Jun. 30, 2020 shares	Mar. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Preferred and Common Stock
Redeemable convertible preferred stock, shares authorized		1,000,000	1,000,000
Redeemable convertible preferred stock, shares issued		0	0
Redeemable convertible preferred stock, shares outstanding		0	0
Archer Aviation Inc
Preferred and Common Stock
Common stock, shares authorized		155,000,000	143,677,090				77,285,983
Common stock, shares issued		52,229,481	51,321,752				50,000,000
Common Stock, Shares, Outstanding		52,229,481	51,321,752				50,000,000
Common stock, votes per share | Vote		1	1
Number of directors the common stock holders are entitled to elect | director		3	3
Common stock dividends declared | $		$ 0	$ 0
Preferred stock dividends declared | $		$ 0	$ 0
Minimum number of shares held for preemptive rights		4,150,755	4,150,755
Stock split ratio		1
Archer Aviation Inc | Common Stock
Preferred and Common Stock
Stock split ratio	5
Archer Aviation Inc | Redeemable convertible preferred stock
Preferred and Common Stock
Stock split ratio			1
Archer Aviation Inc | Series Seed redeemable convertible preferred stock
Preferred and Common Stock
Redeemable convertible preferred stock, shares authorized		18,193,515	18,193,515				18,193,515
Redeemable convertible preferred stock, shares issued		18,193,515	18,193,515				18,193,515
Redeemable convertible preferred stock, shares outstanding		18,193,515	18,193,515	18,193,515	18,193,515	18,193,515	18,193,515	0
Original issue price | $ / shares		$ 0.3300	$ 0.3300
Conversion price | $ / shares		$ 0.3300	$ 0.3300
Archer Aviation Inc | Series A redeemable convertible preferred stock
Preferred and Common Stock
Redeemable convertible preferred stock, shares authorized		46,732,728	46,732,728				0
Redeemable convertible preferred stock, shares issued		46,267,422	46,267,422				0
Redeemable convertible preferred stock, shares outstanding		46,267,422	46,267,422	46,267,422	0	0	0	0
Number of directors the common stock holders are entitled to elect | director		1
Number of directors the Series A Preferred Stock holders are entitled to elect | director			1
Original issue price | $ / shares		$ 1.2046	$ 1.2046
Conversion price | $ / shares		$ 1.2046	$ 1.2046